Basis of preparation and significant changes in the current reporting period (Policies)	6 Months Ended
Jun. 30, 2024
Basis of preparation and accounting policies [abstract]
Basis of preparation of the Condensed consolidated interim financial statements
1.2 Basis of preparation of the Condensed consolidated interim financial statements
The ING Group Condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34 ‘Interim Financial Reporting’.
The ING Group Condensed consolidated interim financial statements on Form 6-K have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) for purposes of reporting with the U.S. Securities and Exchange Commission (SEC), including financial information contained in this Interim report on Form 6-K. The term ‘IFRS-IASB’ is used to refer to International Financial Reporting Standards as issued by the International Accounting Standards Board, including the decisions ING Group made with regard to the options available under IFRS-IASB.
The Condensed consolidated interim financial statements should be read in conjunction with the 2023 ING Group Consolidated financial statements as included in the 2023 Form 20-F. The accounting policies used to prepare the Condensed consolidated interim financial statements are consistent with those set out in the notes to the 2023 ING Group Consolidated financial statements as included in the 2023 Annual Report on Form 20-F.
The ING Group Condensed consolidated interim financial statements have been prepared on a going concern basis.
The ING Group Condensed consolidated interim financial statements are presented in euros and rounded to the nearest million, unless stated otherwise. Amounts may not add up due to rounding.

Presentation of Risk management disclosures
1.3 Presentation of Risk management disclosures
To improve transparency, reduce duplication and present related information in one place, certain disclosures of the nature and extent of risks related to financial instruments required by IFRS 7 ‘Financial instruments: Disclosures’ are included in the ‘Risk management’ section of the Interim Report.
These disclosures are an integral part of ING Group Condensed consolidated interim financial statements and are indicated in the ‘Risk management’ section by the symbol (*) in the headings or table headers of chapters, paragraphs, graphs or tables, respectively.

Reconciliation between IFRS-EU and IFRS-IASB
1.3.1 Reconciliation between IFRS-EU and IFRS-IASB
The 2023 ING Group Consolidated financial statements and the 2024 ING Group Condensed consolidated interim financial statements are prepared in accordance with IFRS-EU. IFRS-EU refers to International Financial Reporting Standards (‘IFRS’) as adopted by the European Union (EU), including the decisions ING Group made with regard to the options available under IFRS as adopted by the EU. IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk.
Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the IFRS-EU carve-out version of IAS 39. Particularly, it is applied to portfolio-based hedging strategies in which mainly residential mortgages, and to a lesser extent other lending, and core deposits are designated as hedged item. In addition, and in general to any hedge accounting relationship under the IFRS-EU IAS 39 carve-out, the hedge effectiveness requirements are less strict than under IFRS-IASB and hedge ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognised when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits and loans and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.
This information is prepared by reversing the hedge accounting impacts that are applied under the IFRS-EU ‘carve-out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take account of the possibility that had ING Group applied IFRS-IASB as its primary accounting framework it might have applied alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS-IASB compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net result amounts compared to those indicated in this Interim Report on Form 6-K. For disclosure purposes, ING has reversed the full carve-out impact on lending from the residential mortgages line and the full carve-out impact on deposits from the savings accounts line.
During the first six months of 2023 the short term (< 5 years) interest yield increased while for the long-term (>5 years) the yield decreased resulting overall in a negative IFRS-EU IAS 39 carve out adjustment of EUR -540 million. In 2024 the interest yield increased, despite interest rate cuts in June, resulting in a positive IFRS-EU IAS 39 carve out adjustment of EUR 1,099 million. The impact of the adjustment is mainly reflected in line item 'Valuation results and net trading income' in the statement of profit or loss. A reconciliation between IFRS-EU and IFRS-IASB is included below.

Reconciliation net result under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2024	2023
In accordance with IFRS-EU (attributable to the shareholders of the parent)	3,358	3,746
Adjustment of the IFRS-EU IAS 39 carve-out	1,512	-770
Tax effect of the adjustment	-414	230
Effect of adjustment after tax	1,099	-540
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	4,456	3,206

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2024	2023
In accordance with IFRS-EU (attributable to the shareholders of the parent)	50,147	50,742
Adjustment of the IFRS-EU IAS 39 carve-out	6,413	8,586
Tax effect of the adjustment [1]	-1,871	-2,535
Effect of adjustment after tax	4,542	6,051
In accordance with IFRS-IASB Shareholders’ equity	54,689	56,793
1Includes the effect of changes in tax rate

Changes to accounting policies and presentation
1.4 Changes to accounting policies and presentation
In 2024, ING Group updated the presentation of the Condensed consolidated statement of changes in equity to simplify its structure and reduce duplication. Comparative figures have been updated accordingly.
Changes in IFRS effective in 2024:
ING has consistently applied its accounting policies to all periods presented in this ING Group Condensed consolidated interim financial statements. The following amendments to IFRS became effective in the current reporting period with no significant impact for ING:
•Amendments to IFRS 16 ‘Leases’: Lease Liability in a Sale and Leaseback (issued September 2022).
•Amendments to IAS 1 ‘Presentation of Financial Statements’: Classification of Liabilities as Current or Non-current (issued January 2020).
•Amendments to IAS 7 'Statement of Cash flows' and IFRS 7 'Financial Instruments: Disclosure': Supplier Finance Arrangements (issued May 2023).
Changes in IFRS effective after 2024:
ING has not early adopted any of the following standard, interpretation or amendment which has been issued, but is not yet effective and is in the process of assessing possible impacts for ING.
Effective in 2025
•Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’: Lack of Exchangeability (issued August 2023).

Effective in 2026
•Amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosure’: Amendments to the Classification and Measurement of Financial Instruments (issued May 2024).

Effective in 2027
•New Standard IFRS 18 ‘Presentation and Disclosure in Financial Statements’ (issued April 2024).
In addition, in May 2024 the IASB also issued a new accounting standard IFRS 19 ‘Subsidiaries without Public Accountability: Disclosures’. However, it is not applicable for the consolidated financial statements of ING Group.

Significant judgements and critical accounting estimates and assumptions
1.5 Significant judgements and critical accounting estimates and assumptions
The preparation of the Condensed consolidated interim financial statements requires management to make judgements in the process of applying its accounting policies and to use estimates and assumptions. The estimates and assumptions affect the reported amounts of the assets and liabilities and the amounts of the contingent assets and contingent liabilities at the balance sheet date, as well as reported income and expenses for the year. The actual outcome may differ from these estimates. The process of setting assumptions is subject to internal control procedures and approvals.
Consistent with Note 1.4 ‘Significant judgements and critical accounting estimates and assumptions’ of the 2023 ING Group Consolidated financial statements, the following areas continue to require management to make significant judgements and/ or use critical accounting estimates and assumptions based on the information and financial data that may change in future periods:
•Loan loss provisions (financial assets);
•The determination of the fair values of financial assets and liabilities;
•Investment in associate - assessment of additional impairment losses or reversal of previous impairment losses; and
•Provisions.
These areas continue to be relevant for this ING Group Condensed consolidated interim financial statements for the six month period ended 30 June 2024. In March 2024 ING repaid the final EUR 6 billion of its Targeted Longer-Term Refinancing Operations (TLTRO) III participation. As a result, accounting for TLTRO no longer remains an area of significant judgement.